SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenues		$ 901	$ 997	$ 1,967	$ 1,926
Other income		39	6	52	70
Direct operating costs	[1]	(308)	(296)	(612)	(587)
Share of revenue, other income and direct operating costs from equity-accounted investments		5	5	17	10
Management service costs		(32)	(43)	(68)	(95)
Interest expense		(254)	(200)	(502)	(373)
Current income taxes		(34)	(29)	(72)	(67)
Share of interest and cash taxes from equity-accounted investments		(2)	(1)	(4)	(3)
Share of Funds From Operations attributable to non-controlling interests		(120)	(258)	(381)	(547)
Depreciation		(327)	(286)	(633)	(582)
Foreign exchange and financial instrument gain (loss)		(9)	3	101	(30)
Deferred income tax recovery (expense)		16	(41)	(9)	(41)
Other		52	0	18	(26)
Dividends on class A exchangeable shares		(61)	(55)	(119)	(110)
Remeasurement of BEPC exchangeable and BEPC class B shares		380	1,080	(683)	171
Share of earnings from equity-accounted investments		(6)	(3)	(13)	(8)
Net income attributable to the partnership		51	167	167	362
Net income (loss) attributable to the partnership		291	1,046	(774)	70
Share earnings (loss) from equity-accounted investments		(3)	1	0	(1)
Net income (loss) attributable to participating non-controlling interests		69	(91)	(214)	185
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		416	438	885	825
Other income		47	16	62	57
Direct operating costs		(136)	(151)	(282)	(302)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		327	303	665	580
Management service costs		(32)	(38)	(68)	(90)
Interest expense		(90)	(75)	(180)	(136)
Current income taxes		(10)	(9)	(20)	(20)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		195	181	397	334
Depreciation		(131)	(127)	(258)	(259)
Foreign exchange and financial instrument gain (loss)		(22)	(14)	17	(37)
Deferred income tax recovery (expense)		18	(11)	0	5
Other		(88)	(8)	(128)	(34)
Dividends on class A exchangeable shares		(61)	(55)	(119)	(110)
Remeasurement of BEPC exchangeable and BEPC class B shares		380	1,080	(683)	171
Share of earnings from equity-accounted investments		0	0	0	0
Net income attributable to the partnership		0	0	0	0
Net income (loss) attributable to the partnership		291	1,046	(774)	70
Interest expense including dividends on class A exchangeable shares		315	255	621	483
Contribution from equity- accounted investments
Disclosure of operating segments [line items]
Revenues		(9)	(12)	(24)	(25)
Other income		0	0	(3)	0
Direct operating costs		4	7	10	15
Share of revenue, other income and direct operating costs from equity-accounted investments		5	5	17	10
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		2	1	4	3
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		(2)	(1)	(4)	(3)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Depreciation		3	3	6	6
Foreign exchange and financial instrument gain (loss)		0	0	0	2
Deferred income tax recovery (expense)		0	0	0	0
Other		3	0	7	0
Dividends on class A exchangeable shares		0	0	0	0
Remeasurement of BEPC exchangeable and BEPC class B shares		0	0	0	0
Share of earnings from equity-accounted investments		(6)	(3)	(13)	(8)
Net income attributable to the partnership		0	0	0	0
Net income (loss) attributable to the partnership		0	0	0	0
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues		494	571	1,106	1,126
Other income		(8)	(10)	(7)	13
Direct operating costs		(176)	(152)	(340)	(300)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		310	409	759	839
Management service costs		0	(5)	0	(5)
Interest expense		(166)	(126)	(326)	(240)
Current income taxes		(24)	(20)	(52)	(47)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		(120)	(258)	(381)	(547)
Funds From Operations		0	0	0	0
Depreciation		(199)	(162)	(381)	(329)
Foreign exchange and financial instrument gain (loss)		13	17	84	5
Deferred income tax recovery (expense)		(2)	(30)	(9)	(46)
Other		137	8	139	8
Dividends on class A exchangeable shares		0	0	0	0
Remeasurement of BEPC exchangeable and BEPC class B shares		0	0	0	0
Share of earnings from equity-accounted investments		0	0	0	0
Net income attributable to the partnership		51	167	167	362
Net income (loss) attributable to the partnership		0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		570	608	1,265	1,177
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		299	307	648	573
Other income		10	4	15	24
Direct operating costs		(110)	(109)	(221)	(216)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		199	202	442	381
Management service costs		0	0	0	0
Interest expense		(67)	(46)	(130)	(84)
Current income taxes		(7)	(9)	(16)	(19)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		125	147	296	278
Wind
Disclosure of operating segments [line items]
Revenues		124	157	295	340
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		37	43	79	95
Other income		5	3	6	5
Direct operating costs		(10)	(13)	(20)	(27)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		32	33	65	73
Management service costs		0	0	0	0
Interest expense		(5)	(7)	(13)	(14)
Current income taxes		(2)	(1)	(2)	(1)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		25	25	50	58
Utility-scale Solar
Disclosure of operating segments [line items]
Revenues		143	166	290	294
Utility-scale Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		49	51	89	90
Other income		14	9	20	21
Direct operating costs		(7)	(11)	(19)	(24)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		56	49	90	87
Management service costs		0	0	0	0
Interest expense		(15)	(14)	(28)	(25)
Current income taxes		(1)	1	(2)	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		40	36	60	62
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		64	66	117	115
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		31	37	69	67
Other income		2	0	5	7
Direct operating costs		(7)	(16)	(20)	(33)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		26	21	54	41
Management service costs		0	0	0	0
Interest expense		(3)	(4)	(9)	(9)
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		23	17	45	32
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		16	0	16	0
Direct operating costs		(2)	(2)	(2)	(2)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		14	(2)	14	(2)
Management service costs		(32)	(38)	(68)	(90)
Interest expense		0	(4)	0	(4)
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		$ (18)	$ (44)	$ (54)	$ (96)

[1]	Direct operating costs exclude depreciation expense disclosed below.